UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

1

Item 1. Reports to Stockholders.

(a)

Sound Enhanced Fixed Income ETF
Ticker: SDEF

Sound Equity Income ETF
Ticker: SDEI

Semi-Annual Report

May 31, 2022
(Unaudited)

Sound Income ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

Sound Income ETFs

Sound Enhanced Fixed Income ETF PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Financials	55.6%
Exchange Traded Funds	10.5
Energy	8.4
Utilities	6.9
Communications	4.2
Consumer, Cyclical	3.9
Closed-End Funds	2.9
Basic Materials	2.2
Industrial	2.2
Technology	1.8
Cash & Cash Equivalents (1)	1.4
Total	100.0%

Sound Equity Income ETF PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector	% of Net Assets
Consumer, Non-Cyclical	24.1%
Financials	17.7
Energy	15.2
Technology	10.5
Communications	8.9
Consumer, Cyclical	8.5
Basic Materials	7.6
Industrial	3.7
Utilities	3.1
Cash & Cash Equivalents (1)	0.7
Total	100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

Sound Enhanced Fixed Income ETF

2	The accompanying notes are an integral part of these financial statements.

Schedule of Investments at May 31, 2022 (Unaudited)

	Shares	Value
Closed-End Funds — 2.9%
AllianceBernstein Global High Income Fund, Inc.	62,525	$645,883
Total Closed-End Funds
(Cost $748,050)		645,883

Common Stocks — 28.8%

Investment Companies — 14.5%
Ares Capital Corp.	36,751	712,235
Golub Capital BDC, Inc.	44,150	624,281
PennantPark Floating Rate Capital Ltd.	58,556	688,033
Sixth Street Specialty Lending, Inc.	29,499	610,334
WhiteHorse Finance, Inc.	45,718	647,824
		3,282,707
Private Equity — 2.7%
Hercules Capital, Inc.	42,778	602,314

Real Estate Investment Trusts (REITs) — 11.6%
Alpine Income Property Trust, Inc.	13,288	251,808
Brandywine Realty Trust	21,021	234,384
Gaming and Leisure Properties, Inc.	1,607	75,240
Global Medical REIT, Inc.	18,767	243,971
Global Net Lease, Inc.	14,358	207,760
Medical Properties Trust, Inc.	11,532	214,265
Omega Healthcare Investors, Inc.	6,616	196,958
Plymouth Industrial REIT, Inc.	13,599	276,196
Simon Property Group, Inc.	2,892	331,568
Spirit Realty Capital, Inc.	6,076	255,131
VICI Properties, Inc.	10,643	328,336
		2,615,617
Total Common Stocks
(Cost $7,195,379)		6,500,638

	Principal Amount
Corporate Bonds — 24.7%

Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029	$447,000	398,051

Chemicals — 2.2%
Olin Corp.
5.125%, 09/15/2027	489,000	490,059

	Principal Amount	Value
Corporate Bonds — 24.7% (Continued)

Computers — 1.8%
Dell, Inc.
6.500%, 04/15/2038	$376,000	$397,148

Gas — 2.1%
National Fuel Gas Co.
4.750%, 09/01/2028	489,000	487,033

Insurance — 2.1%
Radian Group, Inc.
4.875%, 03/15/2027	489,000	475,814

Lodging — 2.1%
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/2030	482,000	473,710

Media — 2.1%
AMC Networks, Inc.
4.750%, 08/01/2025	490,000	483,564

Miscellaneous Manufacturers — 2.1%
Trinity Industries, Inc.
4.550%, 10/01/2024	489,000	486,905

Oil & Gas — 4.4%
Apache Corp.
5.100%, 09/01/2040	489,000	457,166
Murphy Oil Corp.
5.875%, 12/01/2027	538,000	545,785
		1,002,951
Pipelines — 4.0%
EQM Midstream Partners L.P.
5.500%, 07/15/2028	441,000	418,269
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 01/15/2028	489,000	479,205
		897,474
Total Corporate Bonds
(Cost $6,006,474)		5,592,709

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited) (Continued)

	Shares	Value
Exchange Traded Funds — 10.6%
Invesco Emerging Markets Sovereign Debt ETF	25,529	$523,600
iShares 0-5 Year High Yield Corporate Bond ETF	16,170	694,340
iShares J.P. Morgan EM High Yield Bond ETF	15,827	590,822
VanEck Emerging Markets High Yield Bond ETF	30,773	584,995
Total Exchange Traded Funds
(Cost $2,791,724)		2,393,757

Preferred Stocks — 31.6%

Banks — 13.7%
Associated Banc-Corp
5.625%, 9/15/25 (1)	21,315	506,871
Bank of America Corp.
5.375%, 6/25/24 (1)	22,442	523,572
JPMorgan Chase & Co.
6.000%, 3/01/24 (1)	21,511	559,716
Morgan Stanley
4.875%, 1/15/25 (1)	23,080	517,684
Truist Financial Corp.
5.250%, 6/01/25 (1)	22,051	512,906
Wells Fargo & Co.
4.700%, 12/15/25 (1)	23,472	479,768
		3,100,517
Diversified Financial Services — 2.1%
Capital One Financial Corp.
4.800%, 6/01/25 (1)	23,619	482,772

Electric — 4.7%
CMS Energy Corp.
5.875%, 3/01/79	21,904	557,019
The Southern Co.
4.950%, 1/30/80	22,345	510,360
		1,067,379
Insurance — 7.0%
AEGON Funding Co., LLC
5.100%, 12/15/49	22,589	522,031
The Allstate Corp.
5.100%, 10/15/24 (1)	21,952	530,580
MetLife, Inc.
4.750%, 3/15/25 (1)	22,491	525,165
		1,577,776

	Shares	Value
Preferred Stocks — 31.6% (Continued)

Real Estate Investment Trusts (REITs) — 2.0%
UMH Properties, Inc.
6.75%, 7/26/22 (1)	17,936	$451,987

Telecommunications — 2.1%
AT&T, Inc.
4.750%, 2/18/25 (1)	22,786	465,746
Total Preferred Stocks
(Cost $8,158,343)		7,146,177

Short-Term Investments — 0.7%
Monet Market Fund — 0.7%
First American Government Obligations Fund, Class X, 0.658% (2)	167,053	167,053
Total Short-Term Investments
(Cost $167,053)		167,053

Total Investments in Securities — 99.3%
(Cost $25,067,023)		22,446,217
Other Assets in Excess of Liabilities — 0.7%		154,526
Total Net Assets — 100.0%		$22,600,743

(1)Perpetual call date security. Date shown is next call date.

(2)The rate quoted is the annualized seven-day effective yield as of May 31, 2022.

Sound Equity Income ETF

4	The accompanying notes are an integral part of these financial statements.

Schedule of Investments at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.3%

Advertising — 3.7%
Omnicom Group, Inc.	9,502	$708,944

Apparel — 2.9%
Hanesbrands, Inc.	46,319	549,807

Banks — 6.0%
First Horizon Corp.	23,212	529,930
M&T Bank Corp.	3,449	620,716
		1,150,646
Chemicals — 7.6%
Dow, Inc.	6,863	466,547
LyondellBasell Industries NV	8,682	991,918
		1,458,465
Commercial Services — 6.4%
H&R Block, Inc.	34,832	1,227,480

Computers — 8.2%
HP, Inc.	14,091	547,294
International Business Machines Corp.	4,500	624,780
Seagate Technology Holdings PLC	4,771	403,961
		1,576,035
Cosmetics & Personal Care — 2.1%
Unilever PLC - ADR	8,137	393,261

Diversified Financial Services — 3.0%
Franklin Resources, Inc.	21,143	572,552

Electric — 3.1%
Entergy Corp.	2,577	310,065
NorthWestern Corp.	4,706	288,336
		598,401
Healthcare — Products — 2.1%
Patterson Companies, Inc.	12,829	405,268

Housewares — 1.8%
Newell Brands, Inc.	16,006	343,169

Insurance — 5.2%
Principal Financial Group, Inc.	13,720	1,000,600

Office & Business Equipment — 2.2%
Xerox Holdings Corp.	22,554	424,466

Oil & Gas — 8.1%
TotalEnergies SE - ADR	10,476	615,989
Valero Energy Corp.	7,148	926,381
		1,542,370

	Shares	Value
Common Stocks — 99.3% (Continued)

Packaging & Containers — 3.7%
Greif, Inc. - Class B	11,819	$699,803

Pharmaceuticals — 13.5%
AbbVie, Inc.	6,155	907,062
GSK PLC - ADR	8,215	360,639
Johnson & Johnson	2,380	427,281
Pfizer, Inc.	16,864	894,467
		2,589,449
Pipelines — 7.2%
Enbridge, Inc.	19,068	879,988
ONEOK, Inc.	7,396	487,027
		1,367,015
Retail — 3.8%
MSC Industrial Direct Co., Inc. - Class A	3,640	309,145
Walgreens Boots Alliance, Inc.	9,548	418,489
		727,634
Savings & Loans — 3.5%
New York Community Bancorp, Inc.	66,228	660,955

Telecommunications — 5.2%
AT&T, Inc.	27,850	592,927
Cisco Systems, Inc.	8,723	392,971
		985,898
Total Common Stocks
(Cost $17,254,686)		18,982,218

Short-Term Investments — 0.4%

Monet Market Fund — 0.4%
First American Government Obligations Fund, Class X, 0.658% (1)	82,209	82,209
Total Short-Term Investments
(Cost $82,209)		82,209

Total Investments in Securities — 99.7%
(Cost $17,336,895)		19,064,427
Other Assets Less Liabilities — 0.3%		57,705
Net Assets — 100.0%		$19,122,132

ADRAmerican Depositary Receipt.

(1)The rate shown is the annualized seven-day effective yield as of May 31, 2022.

Sound Income ETFs

The accompanying notes are an integral part of these financial statements.	5

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2022 (Unaudited)

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF

Assets:
Investments in securities, at value (Note 2)	$22,446,217	$19,064,427
Receivables:
Dividends and interest	163,635	64,668
Total assets	22,609,852	19,129,095

Liabilities:
Payables:
Management fees (Note 4)	9,109	6,963
Total liabilities	9,109	6,963
Net Assets	$22,600,743	$19,122,132

Components of Net Assets:
Paid-in capital	$25,232,705	$17,385,013
Total distributable (accumulated) earnings (losses)	(2,631,962)	1,737,119
Net assets	$22,600,743	$19,122,132

Net Asset Value (unlimited shares authorized):
Net assets	$22,600,743	$19,122,132
Shares of beneficial interest issued and outstanding	1,225,000	700,000
Net asset value	$18.45	$27.32

Cost of investments	$25,067,023	$17,336,895

Sound Income ETFs

6	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Six-Months Ended May 31, 2022 (Unaudited)

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF

Investment Income:
Dividend income (net of foreign withholding tax of $- and $7,916, respectively)	$518,542	$300,064
Interest income	97,214	77
Total investment income	615,756	300,141

Expenses:
Management fees (Note 4)	50,137	35,579
Total expenses	50,137	35,579
Net investment income (loss)	565,619	264,562

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(14,814)	768
Change in net unrealized appreciation/depreciation on investments	(2,451,606)	1,790,769
Net realized and unrealized gain (loss) on investments	(2,466,420)	1,791,537
Net increase (decrease) in net assets resulting from operations	$(1,900,801)	$2,056,099

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$565,619	$213,500
Net realized gain (loss) on investments	(14,814)	(17,961)
Change in net unrealized appreciation/depreciation on investments	(2,451,606)	(169,200)
Net increase (decrease) in net assets resulting from operations	(1,900,801)	26,339

Distributions to Shareholders:
Net distributions to shareholders	(544,000)	(226,382)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	11,698,485	13,547,102
Total increase (decrease) in net assets	9,253,684	13,347,059

Net Assets:
Beginning of period	13,347,059	—
End of period	$22,600,743	$13,347,059

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021. (2)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021 (1)
	Shares	Value	Shares	Value
Shares sold	575,000	$11,697,440	650,000	$13,544,572
Shares redeemed	—	—	—	—
Variable fees	—	1,045	—	2,530
Net increase (decrease)	575,000	$11,698,485	650,000	$13,547,102

Sound Equity Income ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$264,562	$240,214
Net realized gain (loss) on investments	768	17,040
Change in net unrealized appreciation/depreciation on investments	1,790,769	(63,006)
Net increase (decrease) in net assets resulting from operations	2,056,099	194,248

Distributions to Shareholders:
Net distributions to shareholders	(290,850)	(222,378)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	5,206,478	12,178,535
Total increase (decrease) in net assets	6,971,727	12,150,405

Net Assets:
Beginning of period	12,150,405	—
End of period	$19,122,132	$12,150,405

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021. (2)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021 (1)
	Shares	Value	Shares	Value
Shares sold	200,000	$5,206,478	500,000	$12,178,535
Shares redeemed	—	—	—	—
Net increase (decrease)	200,000	$5,206,478	500,000	$12,178,535

Sound Enhanced Fixed Income ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Net asset value, beginning of period	$20.53	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.54	0.85
Net realized and unrealized gain (loss) on investments	(2.10)	0.53
Total from investment operations	(1.56)	1.38

Less Distributions:
From net investment income	(0.52)	(0.80)
From return of capital	—	(0.05)
Total distributions	(0.52)	(0.85)

Net asset value, end of period	$18.45	$20.53
Total return (3)(4)	(7.74)%	6.94%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$22.6	$13.3
Portfolio turnover rate (3)	4%	6%
Ratio of expenses to average net assets (5)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets (5)	5.53%	4.46%

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

Sound Equity Income ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Net asset value, beginning of period	$24.30	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.44	0.86
Net realized and unrealized gain (loss) on investments	3.06	4.15
Total from investment operations	3.50	5.01

Less Distributions:
From net investment income	(0.48)	(0.71)
Total distributions	(0.48)	(0.71)

Net asset value, end of period	$27.32	$24.30
Total return (3)(4)	14.52%	25.05%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$19.1	$12.2
Portfolio turnover rate (3)	9%	16%
Ratio of expenses to average net assets (5)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (5)	3.35%	3.78%

(1)The Fund commenced operations on December 30, 2020. The information presented is from December 30, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

11

Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Sound Enhanced Fixed Income ETF and Sound Equity Income ETF (each, a “Fund” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on December 30, 2020.

The investment objective of the Sound Enhanced Fixed Income ETF is to seek current income while providing the opportunity for capital appreciation. The primary investment objective of the Sound Equity Income ETF is to generate current income via a dividend yield that is a least two times that of the S&P 500 Index. The Sound Equity Income ETF also seeks to capture long-term capital appreciation as a secondary objective.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

12

Sound Income ETFs

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2022:

	Sound Enhanced Fixed Income ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$645,883	$—	$—	$645,883
Common Stocks (1)	6,500,638	—	—	6,500,638
Corporate Bonds (1)	—	5,592,709	—	5,592,709
Exchange Traded Funds	2,393,757	—	—	2,393,757
Preferred Stocks (1)	7,146,177	—	—	7,146,177
Short-Term Investments	167,053	—	—	167,053
Total Investments in Securities	$16,853,508	$5,592,709	$—	$22,446,217

	Sound Equity Income ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$18,982,218	$—	$—	$18,982,218
Short-Term Investments	82,209	—	—	82,209
Total Investments in Securities	$19,064,427	$—	$—	$19,064,427

(1)See Schedule of Investment for the industry breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of May 31, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

13

Sound Income ETFs

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.BDC Risk (Sound Enhanced Fixed Income ETF Only). BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (“junk bonds”). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that the Fund may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value.

B.Credit Risk (Sound Enhanced Fixed Income ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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Sound Income ETFs

with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.Equity Markets Risk (Sound Equity Income ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

D.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (Sound Enhanced Fixed Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by each Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

E.Fixed Income Risk (Sound Enhanced Fixed Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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Sound Income ETFs

the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

F.High Yield Securities Risk (Sound Enhanced Fixed Income ETF Only). Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

G.Illiquid Securities Risk (Sound Enhanced Fixed Income ETF Only). The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund..

H.Interest Rate Risk ((Sound Enhanced Fixed Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

I.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (Sound Enhanced Fixed Income ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or midcapitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, the Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than funds that invests more widely. This may increase each Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on each Fund’s performance.

K.Other Investment Companies Risk. When the Funds invest in other investment companies, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in investment company securities, shareholders of the Funds bear indirectly their proportionate share of the fees and expenses of such securities, as well as their share of the fund’s fees and expenses. As a result, an investment by the Funds in an investment company could cause each Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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Sound Income ETFs

L.Preferred Stocks Risk (Sound Enhanced Fixed Income ETF Only). Preferred stocks are subject to the risks of equity securities generally and also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

M.REIT Risk (Sound Enhanced Fixed Income ETF Only). A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

N.Value Investing Risk (Sound Equity Income ETF Only). The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market if they remain out of favor in the market or are not undervalued in the market.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser provides oversight of Sound Income Strategies, LLC (the “Sub-Adviser”), the investment sub-adviser to the Funds, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Sound Enhanced Fixed Income ETF	0.49%
Sound Equity Income ETF	0.45%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses will be greater than the Management Fee. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the six-months ended May 31, 2022 are disclosed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

Sound Income Strategies, LLC serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s unitary fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$3,154,974	$676,222
Sound Equity Income ETF	1,415,554	1,416,165

For the six-months ended May 31, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the six-months ended May 31, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sound Enhanced Fixed Income ETF	$9,065,861	$—
Sound Equity Income ETF	5,165,476	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2022 (estimated), was as follows:

Distributions paid from:	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Ordinary income	$544,000	$290,850
Return of Capital	—	—
Total Distributions Paid	$544,000	$290,850

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Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

The tax character of distributions paid during the period ended November 30, 2021, was as follows:

Distributions paid from:	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Ordinary income	$213,500	$222,378
Return of Capital	12,882	—
Total Distributions Paid	$226,382	$222,378

As of the period ended November 30, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Sound Enhanced Fixed Income ETF	Sound Equity Income ETF
Cost of investments (1)	$13,453,645	$12,187,664
Gross tax unrealized appreciation	207,705	688,724
Gross tax unrealized depreciation	(376,905)	(757,355)
Net tax unrealized appreciation (depreciation)	(169,200)	(68,631)
Undistributed ordinary income (loss)	—	40,501
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	40,501
Other accumulated gain (loss)	(17,961)	—
Total accumulated gain (loss)	$(187,161)	$(28,130)

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of November 30, 2021, the Funds had no late year losses. As of November 30, 2021, there were short-term and long-term capital loss carryovers of the following:

Fund	Short-Term	Long-Term
Sound Enhanced Fixed Income ETF	$17,961	$—
Sound Equity Income ETF	—	—

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Sound Enhanced Fixed Income ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2022, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2022	—
Average interest rate	—

Interest expense incurred for the six-months ended May 31, 2022 is disclosed in the Statement of Operations, if applicable.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing

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Sound Income ETFs

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Sound Enhanced Fixed Income ETF is $500 and for the Sound Equity Income ETF is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Sound Enhanced Fixed Income ETF of up to a maximum of 5% and for the Sound Equity Income ETF of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

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Sound Income ETFs

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2021 to May 31, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sound Enhanced Fixed Income ETF

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022 (1)
Actual	$1,000.00	$922.60	$2.35
Hypothetical (5% annual return before expenses)	1,000.00	1,022.49	2.47

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Sound Equity Income ETF

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022 (2)
Actual	$1,000.00	$1,145.20	$2.41
Hypothetical (5% annual return before expenses)	1,000.00	1,022.69	2.27

(2)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

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Sound Income ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 916-9056 or by accessing the Funds’ website at www.soundetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available upon request without charge by calling (833) 916-9056 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.soundetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.soundetfs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 916-9056. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.soundetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Sound Income Strategies, LLC
6550 N. Federal Highway, Suite 510
Fort Lauderdale, Florida 33308

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place 50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Sound Enhanced Fixed Income ETF	SDEF	886364819
Sound Equity Income ETF	SDEI	886364793

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer
Date	8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	8/3/2022
By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	8/3/2022

* Print the name and title of each signing officer under his or her signature.

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